Condensed Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Loans, including fees	$ 15,243,402	$ 17,912,408	$ 21,169,719
Securities:
Taxable	2,429,043	2,543,299	3,018,435
Tax-exempt	1,858,801	1,787,431	1,935,623
Other	322,681	348,274	337,218
Total interest income	19,853,927	22,591,412	26,460,995
INTEREST EXPENSE
Deposits	2,142,274	3,347,697	5,540,060
Borrowings	1,107,098	1,328,093	1,785,806
Total interest expense	3,249,372	4,675,790	7,325,866
Net interest income	16,604,555	17,915,622	19,135,129
PROVISION (CREDIT) FOR LOAN LOSSES	(832,925)	200,000	4,375,000
Net interest income after provision for loan losses	17,437,480	17,715,622	14,760,129
NON-INTEREST INCOME
Service charges on deposit accounts	1,252,379	1,146,263	1,099,424
Gain on sale of loans	719,289	1,296,875	492,747
Net securities gains	134,177	267,513	896,764
Change in fair value of mortgage servicing rights	315,758	15,931	(314,566)
Increase in cash surrender value of life insurance	411,955	425,596	456,584
Other operating income	1,634,438	1,201,374	1,199,969
Total non-interest income	4,467,996	4,353,552	3,830,922
NON-INTEREST EXPENSES
Salaries, wages and employee benefits	8,237,152	8,554,404	7,932,975
Occupancy expenses	1,555,242	1,474,140	1,505,033
Other operating expenses	6,231,878	6,484,813	6,108,398
Total non-interest expenses	16,024,272	16,513,357	15,546,406
Income before income taxes	5,881,204	5,555,817	3,044,645
PROVISION FOR INCOME TAXES	1,240,000	1,071,000	102,000
NET INCOME	$ 4,641,204	$ 4,484,817	$ 2,942,645
NET INCOME PER SHARE (basic and diluted) (in Dollars per share)	$ 1.35	$ 1.30	$ 0.85